SIGNIFICANT ACCOUNTING POLICIES - Revenue Generated from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues	¥ 5,812,255	¥ 3,645,335	¥ 2,048,896
Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	98.60%	96.20%
Sales Revenue Net | Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	¥ 4,271,135	¥ 2,798,824	¥ 1,773,595
Concentration risk, percentage	73.50%	76.80%	86.60%